25. Post-Employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Economic | Inflation p.y.
Disclosure of defined benefit plans [line items]
Real rate	0.00%	0.00%
Nominal rate	4.50%	5.15%
Expected rate of discount/return p.y. | Unified Plan
Disclosure of defined benefit plans [line items]
Real rate	5.11%	5.91%
Nominal rate	9.84%	11.37%
Expected rate of discount/return p.y. | Plan III
Disclosure of defined benefit plans [line items]
Real rate	5.24%	5.89%
Nominal rate	9.97%	11.34%
Expected rate of discount/return p.y. | Assistance Plan
Disclosure of defined benefit plans [line items]
Real rate	5.20%	5.89%
Nominal rate	9.94%	11.35%
Expected rate of discount/return p.y. | Salary growth Unified Plan p.y.
Disclosure of defined benefit plans [line items]
Real rate	2.00%	2.00%
Nominal rate	6.59%	7.25%
Expected rate of discount/return p.y. | Salary growth Plan III p.y.
Disclosure of defined benefit plans [line items]
Real rate	1.50%	2.00%
Nominal rate	6.07%	7.25%
Demographic | Mortality Table
Disclosure of defined benefit plans [line items]
Nominal assumption	AT - 2000	AT - 2000
Demographic | Mortality table of individuals with permanent disability
Disclosure of defined benefit plans [line items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Demographic | Table of new disability benefit vested
Disclosure of defined benefit plans [line items]
Nominal assumption	TASA 1927	A. VINDAS